CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Revenue:
Commissions		¥ 431,959	¥ 453,401	¥ 473,121
Fees from investment banking		118,333	95,083	91,301
Asset management and portfolio service fees		229,006	203,387	168,683
Net gain on trading		354,031	531,337	476,356
Gain on private equity investments		13,761	5,502	11,392
Interest and dividends		440,050	436,766	416,350
Gain (loss) on investments in equity securities		(20,504)	29,410	15,156
Other		156,460	175,702	179,485
Total revenue		1,723,096	1,930,588	1,831,844
Interest expense		327,415	326,412	274,774
Net revenue	[1]	1,395,681	1,604,176	1,557,070
Non-interest expenses:
Compensation and benefits		574,191	596,593	570,058
Commissions and floor brokerage		123,881	129,977	111,849
Information processing and communications		189,910	192,300	192,168
Occupancy and related depreciation		78,411	76,112	80,142
Business development expenses		35,892	35,230	38,485
Other		228,238	227,205	202,754
Total non-interest expenses		1,230,523	1,257,417	1,195,456
Income before income taxes		165,158	346,759	361,614
Income tax expense		22,596	120,780	145,165
Net income		142,562	225,979	216,449
Less: Net income attributable to noncontrolling interests		11,012	1,194	2,858
Net income attributable to NHI shareholders		¥ 131,550	¥ 224,785	¥ 213,591
Basic-
Net income attributable to NHI shareholders per share		¥ 36.53	¥ 61.66	¥ 57.57
Diluted-
Net income attributable to NHI shareholders per share		¥ 35.52	¥ 60.03	¥ 55.81

[1]	There is no revenue derived from transactions with a single major external customer.